Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedges [line items]
Derivatives	$ 142,450	$ 154,439
Derivatives	142,629	153,491
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	156	247
Derivatives	50	27
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	19	57
Derivatives	100
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	13	36
Derivatives	409	126
Non-derivative instruments, liabilities	25,427	25,798
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	142,262	154,099
Derivatives	$ 142,070	$ 153,338